FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Financial liabilities at fair value through profit or loss	£ 7,531
Total financial liabilities carried at fair value, excluding derivatives	7,702	£ 17,730
Liabilities designated at fair value through profit or loss		7,085
Trading Liabilities	171	10,645
The Group [member] | Deposits [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	98	270
The Group [member] | Short [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	73	117
The Group [member] | Securities Sold under Agreements to Repurchase [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities		10,258
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Financial liabilities at fair value through profit or loss	7,484
Total financial liabilities carried at fair value, excluding derivatives	7,697	17,719
Liabilities designated at fair value through profit or loss		7,032
Trading Liabilities	213	10,687
The Bank [member] | Deposits [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	140	362
The Bank [member] | Short [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	73	67
The Bank [member] | Securities Sold under Agreements to Repurchase [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities		10,258
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Financial liabilities at fair value through profit or loss	7,484
Total financial liabilities carried at fair value, excluding derivatives	7,582	17,663
Liabilities designated at fair value through profit or loss		7,085
Trading Liabilities	98	10,578
Level 2 of fair value hierarchy [member] | The Group [member] | Deposits [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	98	270
Level 2 of fair value hierarchy [member] | The Group [member] | Short [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities		50
Level 2 of fair value hierarchy [member] | The Group [member] | Securities Sold under Agreements to Repurchase [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities		10,258
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Financial liabilities at fair value through profit or loss	7,484
Total financial liabilities carried at fair value, excluding derivatives	7,624	17,652
Liabilities designated at fair value through profit or loss		7,032
Trading Liabilities	140	10,620
Level 2 of fair value hierarchy [member] | The Bank [member] | Deposits [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	140	362
Level 2 of fair value hierarchy [member] | The Bank [member] | Securities Sold under Agreements to Repurchase [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities		10,258
Level 3 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Financial liabilities at fair value through profit or loss	47
Total financial liabilities carried at fair value, excluding derivatives	47
Level 1 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total financial liabilities carried at fair value, excluding derivatives	73	67
Trading Liabilities	73	67
Level 1 of fair value hierarchy [member] | The Group [member] | Short [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	73	67
Level 1 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Total financial liabilities carried at fair value, excluding derivatives	73	67
Trading Liabilities	73	67
Level 1 of fair value hierarchy [member] | The Bank [member] | Short [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Trading Liabilities	£ 73	£ 67